FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities fair value on a recurring basis

	Level 1	Level 2	Level 3	Balances at
December 31, 2018	Inputs	Inputs	Inputs	Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	344,212	—	344,212
Total assets	—	344,212	—	344,212
Liabilities
Guarantee derivative liabilities	—	—	52,434	52,434
Total liabilities	—	—	52,434	52,434

	Level 1	Level 2	Level 3	Balances at
December 31, 2019	Inputs	Inputs	Inputs	Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	1,962,293	—	1,962,293
Restricted time deposits-noncurrent portion	—	4,350	—	4,350
Guarantee derivative assets	—	—	280,998	280,998
Total assets	—	1,966,643	280,998	2,247,641

Schedule of Significant unobservable inputs

		Range of Inputs
		December 31, 2018			December 31, 2019
				Weighted-			Weighted-
Financial Instrument	Unobservable Input	Minimum	Maximum	Average	Minimum	Maximum	Average
Guarantee derivatives	Cumulative loss rates(i)	2.0%	2.0%	2.0%	3.3%	3.3%	3.3%
	Margins on cost of guarantee services	70.0%	70.0%	70.0%	35.0%	35.0%	35.0%
(i)	Expressed as a percentage of the original principal balance of the loans.

Schedule of derivative liabilities

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands)
Fair value of guarantee derivative liabilities at beginning of the year (Level 3)	31,191	30,958	52,434
Cash collection	134,881	449,778	1,108,398
Net cash payout	(87,759)	(231,275)	(1,151,504)
Change in fair value(i)	(47,355)	(197,027)	212,256
Transfers of financial guarantee contracts (Note2(l))	—	—	(502,582)
Fair value of guarantee derivative liabilities/(assets) at end of the year (Level 3)	30,958	52,434	(280,998)
(i)	Recognized as “Change in fair value of financial guarantee derivatives, net” on the Consolidated Statements of Operations.

Schedule of Effect adverse change in derivative liabilities

	As of December 31,
	2018	2019
	(RMB in thousands, except for percentages)
Weighted-average cumulative loss rates(i)	2.0%	3.3%
Increase/(decrease) in fair value of guarantee derivative liabilities if the cumulative loss rates:
Increase by 10%	29,725	—
Decrease by 10%	(29,725)	—
Decrease/(increase) in fair value of guarantee derivative assets if the cumulative loss rates:
Increase by 10%	—	84,374
Decrease by 10%	—	(84,374)
(i)	Expressed as a percentage of the original principal balance of the loans.